Financial Risk Management - Interest Rate Risk Sensitivity Analysis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before income taxes	¥ (33,075)	¥ (22,118)